SEGMENT REPORTING - Disaggregated Revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales	$ 76,033	$ 68,679	$ 56,791
Steel sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales	69,305	62,675	51,630
Non-steel sales 1
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales	2,272	2,150	1,826
By-product sales 2
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales	1,368	1,029	844
Other sales 3
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales	3,088	2,825	2,491
Operating segments | NAFTA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales	20,145	17,893	15,769
Operating segments | Brazil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales	7,041	6,571	5,526
Operating segments | Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales	40,247	35,825	28,999
Operating segments | ACIS
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales	7,506	7,323	5,675
Operating segments | Mining
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales	1,009	985	781
Operating segments | Steel sales | NAFTA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales	19,372	17,210	15,158
Operating segments | Steel sales | Brazil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales	6,582	6,128	5,148
Operating segments | Steel sales | Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales	36,603	32,676	26,134
Operating segments | Steel sales | ACIS
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales	6,748	6,661	5,190
Operating segments | Steel sales | Mining
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales	0	0	0
Operating segments | Non-steel sales 1 | NAFTA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales	148	121	84
Operating segments | Non-steel sales 1 | Brazil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales	31	77	38
Operating segments | Non-steel sales 1 | Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales	882	817	803
Operating segments | Non-steel sales 1 | ACIS
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales	243	188	160
Operating segments | Non-steel sales 1 | Mining
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales	968	947	741
Operating segments | By-product sales 2 | NAFTA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales	124	98	92
Operating segments | By-product sales 2 | Brazil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales	115	89	79
Operating segments | By-product sales 2 | Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales	947	683	568
Operating segments | By-product sales 2 | ACIS
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales	182	159	105
Operating segments | By-product sales 2 | Mining
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales	0	0	0
Operating segments | Other sales 3 | NAFTA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales	501	464	435
Operating segments | Other sales 3 | Brazil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales	313	277	261
Operating segments | Other sales 3 | Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales	1,815	1,649	1,494
Operating segments | Other sales 3 | ACIS
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales	333	315	220
Operating segments | Other sales 3 | Mining
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales	41	38	40
Others
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales	85	82	41
Others | Steel sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales	0	0	0
Others | Non-steel sales 1
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales	0	0	0
Others | By-product sales 2
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales	0	0	0
Others | Other sales 3
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales	$ 85	$ 82	$ 41